INCOME TAX PROVISION Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax computed at statutory rate	35.00%	35.00%	35.00%
State income taxes net of federal income tax benefit	5.90%	1.20%	13.50%
Meals and entertainment – non-deductible	3.40%	1.40%	(2.90%)
Non-deductible acquisition costs	1.10%	0.00%	(1.10%)
ESPP Expense	1.40%	0.80%	(0.90%)
Other permanent items	(1.00%)	(0.20%)	(1.20%)
Provision to return	1.20%	(0.70%)	(0.50%)
Tax credits	(3.80%)	(3.80%)	3.70%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	566.20%
Effective tax rate	609.40%	33.70%	45.60%